Deferred Charges, net (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2019	$—
Additions	2,216,102
Amortization	(154,529)
Balance December 31, 2020	$2,061,573
Additions	3,936,331
Amortization	(1,135,080)
Balance December 31, 2021	$4,862,824
Additions	6,448,488
Less: Insurance claim recognized	(624,270)
Amortization and write-offs	(2,708,081)
Balance December 31, 2022	$7,978,961